COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 4 – COMMITMENTS AND CONTINGENCIES

License Agreement

On January 13, 2022, we entered into a Technology License Agreement (“TLA”) with Chery Automobile Co. Ltd. (“Chery”). The TLA enables us to obtain a non-transferable license to use Chery’s automobile parts technology, related technological know-how and data. In exchange, we agreed to pay a license fee in two parts: 1) fixed fee of $2 million in cash paid in four installments of $0.5 million each upon execution of TLA and Parts Supply Agreement after delivery of first batch; and 2) fixed amount royalties based on wholesale unit of vehicles containing parts sourced from Chery.

Furthermore, we agreed to issue shares of Class B Non-Voting Common Stock in an amount equivalent to $8.0 million in four installments corresponding with the milestones set out in the TLA.

In 2022 we paid $1.0 million of the fixed license fee and issued 144,927 shares of Class B Common stock equivalent to $4.0 million to Chery. During the year ended December 31, 2023, we amended the TLA to be limited to a fixed fee of $1 million in cash (the amount previously paid) and issue shares of Class B Non-Voting Common Stock in an amount equivalent to $5.0 million, in two remaining installments corresponding with the milestones set out in the TLA. We have rights of first refusal to repurchase Chery’s shares should they decide to transfer them to another shareholder.

Litigation and Regulation

Various aspects of our business and service areas are subject to U.S. federal, state, and local regulation, as well as regulation outside the United States. The Company is also subject to legal proceedings which arise in the ordinary course of business.

In August 2024, Zaptera USA, Inc. (“Zaptera”) filed a complaint against Aptera Motors Corp. in U.S. District Court for the Southern District of California, which was amended in February 2025. In June 2025, the Court dismissed a subset of claims and Zaptera filed a Second Amended Complaint on June 26, 2025. The Second Amended Complaint asserts the following claims against Aptera Motors Corp. and a group of individuals associated with Aptera Motors Corp.: design patent infringement; misappropriation of trade secrets; and declaratory judgment of patent ownership. Zaptera also asserts breach of contract against individuals associated with Aptera Motors Corp., but not the company itself. Aptera Motors Corp. and the individual defendants have moved to dismiss the claims for trade secret misappropriation and all claims against the individual defendants.

Zaptera seeks various remedies, including damages and injunctive relief. Aptera Motors Corp. intends to vigorously defend this litigation, believes the claims are without merit. However, litigation is inherently uncertain, and an unfavorable outcome could materially harm our business.

In January 2025, we received a subpoena for documents from the staff of the Securities and Exchange Commission (SEC) related to our securities offerings and the production, design, and manufacture of our vehicles. This subpoena is part of an ongoing SEC investigation. We are cooperating fully with the investigation and are producing documents in response to the subpoena.

The SEC has informed us that the investigation does not mean that it has concluded that anyone has violated the law and that the receipt of the subpoena does not mean that the SEC has a negative opinion of any person, entity, or security. However, we cannot provide any assurances as to the outcome of this investigation or its potential effect, if any, on our company.

NOTE 8 – COMMITMENTS AND CONTINGENCIES

License Agreement

On January 13, 2022, we entered into a Technology License Agreement (“TLA”) with Chery Automobile Co. Ltd. (“Chery”). The TLA enables us to obtain a non-transferable license to use Chery’s automobile parts technology, related technological know-how and data. In exchange, we agreed to pay a license fee in two parts: 1) fixed fee of $2 million in cash paid in four installments of $0.5 million each upon execution of TLA and Parts Supply Agreement after delivery of first batch; and 2) fixed amount royalties based on wholesale unit of vehicles containing parts sourced from Chery.

Furthermore, we agreed to issue shares of Class B Non-Voting Common Stock in an amount equivalent to $8.0 million in four installments corresponding with the milestones set out in the TLA.

Through December 31, 2023, we paid $1.0 million of the fixed license fee and issued 144,927 shares of Class B Common stock equivalent to $4.0 million to Chery. During the year ended December 31, 2023, we amended the TLA to be limited to a fixed fee of $1 million in cash (the amount previously paid) and issue shares of Class B Non-Voting Common Stock in an amount equivalent to $5.0 million, in two remaining installments corresponding with the milestones set out in the TLA. We have rights of first refusal to repurchase Chery’s shares should they decide to transfer them to another shareholder.

Litigation and Regulation

Various aspects of our business and service areas are subject to U.S. federal, state, and local regulation, as well as regulation outside the United States. The Company is also subject to legal proceedings which arise in the ordinary course of business.

In July, 2024, Zaptera USA, Inc. (“Zaptera”) filed a complaint against Aptera Motors Corp., which was amended on February 23, 2025. The amended complaint alleges patent infringement, theft of trade secrets, tortious interference, and fraudulent inducement. Zaptera has also named Aptera (Assignment for the Benefit of Creditors), LLC as a nominal defendant, an entity entirely separate from and unaffiliated with Aptera Motors Corp. The lawsuit seeks compensatory, enhanced, and exemplary damages, disgorgement of profits, and injunctive relief. Aptera intends to vigorously defend itself and believes the claims are without merit.

In January 2025, we received a subpoena for documents from the staff of the Securities and Exchange Commission (SEC) related to our securities offerings and the production, design, and manufacture of our vehicles. This subpoena is part of an ongoing SEC investigation. We are cooperating fully with the investigation and are producing documents in response to the subpoena.

The SEC has informed us that the investigation does not mean that it has concluded that anyone has violated the law and that the receipt of the subpoena does not mean that the SEC has a negative opinion of any person, entity, or security. However, we cannot provide any assurances as to the outcome of this investigation or its potential effect, if any, on our company.